Goodwill - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2013 Segment Reporting_Unit	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Segment	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
Goodwill	$ 398,921,000	$ 398,921,000		$ 398,921,000	$ 398,921,000	$ 398,921,000
Changes to goodwill during period					0	0	0
Number of segments	1				1
Reduced number of reporting units	2
Contract revenue	185,380,000		204,329,000		848,972,000	817,204,000	787,314,000
Contract backlog					Contract backlog was approximately 2.6 times trailing twelve month revenue	Contract backlog was approximately 2.9 times trailing twelve month revenue
Projected revenue and EBITDA and discounted median market multiples					30.00%
Weighted average cost of capital rate					13.00%	12.50%
Hypothetical increase or decrease in the weighted average cost of capital rate					10.00%
Decrease in estimated enterprise value					5.70%
Increase in estimated enterprise value					6.90%
Percentage of value based on EBITDA multiples from mergers and acquisitions to discounted cash flow enterprise value					26.00%
Additional customer contract funding				840,000,000	840,000,000
Goodwill impairment	0	0			0
Estimated fair value of outstanding debt increased					10.00%
Percentage of outstanding common stock declined					50.00%
Hypothetical decrease in fair value of goodwill					10.00%
Intersegment Elimination [Member]
Goodwill [Line Items]
Contract revenue	292,000				292,000	703,000
Minimum [Member]
Goodwill [Line Items]
Market multiples for trailing twelve month EBITDA					7.6	5.6
Market multiples for trailing twelve month revenue					0.30	0.30
Projected revenue and EBITDA and discounted median market multiples						14.00%
Goodwill for impairment, near-term growth values					0.00%	0.00%
Goodwill for impairment, longer-term out year forecasts					0.00%	0.00%
Maximum [Member]
Goodwill [Line Items]
Market multiples for trailing twelve month EBITDA					18.2	18.2
Market multiples for trailing twelve month revenue					3.01	3.02
Projected revenue and EBITDA and discounted median market multiples						40.00%
Goodwill for impairment, near-term growth values					4.00%	1.00%
Goodwill for impairment, longer-term out year forecasts					4.00%	2.00%
Estimated discounted future cash flows decreased					1.00%
Median [Member]
Goodwill [Line Items]
Market multiples for trailing twelve month EBITDA					13.4	12.8
Market multiples for trailing twelve month revenue					1.36	1.32
TEOSS [Member]
Goodwill [Line Items]
Goodwill	201,900,000	201,900,000		201,900,000	201,900,000
Contract revenue	477,000,000				477,000,000	435,000,000
EISS [Member]
Goodwill [Line Items]
Goodwill	197,000,000	197,000,000		197,000,000	197,000,000
Contract revenue	$ 371,000,000				$ 371,000,000	$ 386,000,000